Revenue (Schedule of Current and Long-Term Balances of Contract Assets and Liabilities) (Details) - CAD ($) $ in Millions	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019
Contract Assets [Abstract]
Current	$ 128	$ 132	$ 128	$ 132
Long-term	35	40	35	40
Balance	163	172	163	172
Contract Liabilities [Abstract]
Current	206	211	206	211
Long-term	15	14	15	14
Balance	$ 221	$ 225	$ 221	$ 225